Intangible assets	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Intangible assets
10. Intangible assets
The changes in the carrying value of intangible assets for the year ended March 31, 2021 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2020	$155,214	$120,427	$4,068	$638	$5,950	$1,835	$9,060	$400	$43,615	$341,207
Additions	—	—	—	—	—	—	—	—	7,544	7,544
Translation adjustments	2,800	1,195	443	3	37	—	101	—	1,993	6,572

Balance as at March 31, 2021	$158,014	$121,622	$4,511	$641	$5,987	$1,835	$9,161	$400	$53,152	$355,323

Accumulated amortization
Balance as at April 1, 2020	$154,093	$71,965	$4,068	$638	$2,440	$1,835	$7,474	$—	$28,594	$271,107
Amortization	1,123	3,631	—	—	765	—	1,587	—	6,616	13,722
Translation adjustments	2,798	1,143	443	3	25	—	100	—	841	5,353

Balance as at March 31, 2021	$158,014	$76,739	$4,511	$641	$3,230	$1,835	$9,161	$—	$36,051	$290,182

Net carrying value as at March 31, 2021	$—	$44,883	$—	$—	$2,757	$—	$—	$400	$17,101	$65,141

The changes in the carrying value of intangible assets for the year ended March 31, 2020 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2019	$161,948	$121,637	$4,283	$647	$6,052	$1,835	$9,289	$400	$39,663	$345,754
Additions	—	—	—	—	—	—	—	—	6,948	6,948
Translation adjustments	(6,734)	(1,210)	(215)	(9)	(102)	—	(229)	—	(2,996)	(11,495)

Balance as at March 31, 2020	$155,214	$120,427	$4,068	$638	$5,950	$1,835	$9,060	$400	$43,615	$341,207

Accumulated amortization
Balance as at April 1, 2019	$158,374	$69,388	$4,232	$501	$1,717	$1,835	$5,447	$—	$24,072	$265,566
Amortization	2,436	3,658	51	145	774	—	2,230	—	6,359	15,653
Translation adjustments	(6,717)	(1,081)	(215)	(8)	(51)	—	(203)	—	(1,837)	(10,112)

Balance as at March 31, 2020	$154,093	$71,965	$4,068	$638	$2,440	$1,835	$7,474	$—	$28,594	$271,107

Net carrying value as at March 31, 2020	$1,121	$48,462	$—	$—	$3,510	$—	$1,586	$400	$15,021	$70,100

As at March 31, 2021, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer relationships	176
Technology	45
Software	20
The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 2021 are as follows:

	Amount
2022	$10,090
2023	8,621
2024	7,192
2025	6,254
2026	4,775
Thereafter	27,809

	$64,741	*

*	Excludes service mark, as it has an indefinite useful life.